EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-Retirement Medical Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	$ 1,319	$ 1,454	$ 1,912
Service cost	2	2	4
Interest cost	65	71	57
Benefits paid	(2)	(13)	(4)
Change in plan provisions	0	0	0
Actuarial (gain) loss, net	(149)	(195)	(515)
Benefit obligation end of period	1,235	1,319	1,454
Change in plan assets:
Fair value of plan assets at beginning of period	0	0	0
Employer contribution	2	13	4
Benefits paid	(2)	(13)	(4)
Fair value of plan assets at end of period	0	0	0
Funded Status	(1,235)	(1,319)	(1,454)
Pension Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	18,281	17,436	22,081
Interest cost	868	891	627
Benefits paid	(963)	(963)	(804)
Change in plan provisions	0	0	0
Actuarial (gain) loss, net	(1,152)	917	(4,468)
Benefit obligation end of period	17,034	18,281	17,436
Change in plan assets:
Fair value of plan assets at beginning of period	19,953	19,511	25,750
Actual return on plan assets	187	1,628	(5,211)
Employer contribution	0	0	0
Expenses paid	(272)	(224)	(224)
Benefits paid	(964)	(962)	(804)
Fair value of plan assets at end of period	18,904	19,953	19,511
Funded Status	$ 1,870	$ 1,672	$ 2,075